INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 4,232	$ 4,034
Increase (Decrease) related to prior year tax positions, net	293	(249)
Increase related to current year tax positions, net		447
Balance at the end of the year	$ 4,525	$ 4,232